Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)

Note 13: Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.01; 15,093,055 were issued and outstanding at September 30, 2025.

During the nine months ended September 30, 2025, the Company issued 161,042 shares of common stock for dividends payable on its Series X Preferred Stock as discussed in further detail below. The price per share used in determining the number of shares issued was the stock price on the 15th day of each month to determine the number of shares issuable.

During the nine months ended September 30, 2025, the Company issued 3,794,755 shares of its restricted common stock for the redemption of Series A shares as discussed in further detail above in Note 12.

During the nine months ended September 30, 2025, the Company recorded stock-based compensation of $12,500 related to equity awards issued in prior periods. As of September 30, 2025, the Company expects to record additional compensation expense of $0 related to unvested awards.

During the nine months ended September 30, 2025, the Company issued 1,225,000 shares to consultants for services performed with a fair value of $252,150 with was recorded as stock-based compensation.

During the nine months ended September 30, 2025, the Company entered into Obligation Exchange Agreements with two of its creditors, Finnegan and Lindstrom as discussed above in Notes 9 and 10. The agreements call for the cancellation of notes, accrued interest and other obligations in consideration of the issuance of 75,000 shares of restricted common stock for each of the holders, which resulted in an aggregate gain on the settlement of liabilities of $553,403.

Preferred Stock

We have authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 3,000,000 shares of Series A Preferred (see Note 12), 10,000,000 shares of Series D Preferred, 10,000 shares of Series E Preferred, 140,000 shares of Series F Preferred, and 42,103 shares as Series X Preferred Stock.

Series D Preferred Stock

The Series D Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of 100% of the stated value plus accrued but unpaid dividends, accrued dividends at the rate of 6% on $1.05 per share, and converts into common shares at a rate of $0.25 per share. The Series D ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series C Preferred Stock. Each holder of our Series D Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder. The Company had zero and 25,000 shares of Series D Preferred Stock outstanding at September 30, 2025 and December 31, 2024.

During the nine months ended September 30, 2025, into Obligation Exchange Agreements with Lindstrom whereby the outstanding Series D Preferred Stock and all accrued dividends were exchanged for shares of Company common stock.

The Company accrued dividends in the amount of $388 on the Series D Preferred Stock for the nine months ended September 30, 2025. As of September 30, 2025 and December 31, 2024, the Company had $0 and $5,049 in accrued dividends on the Series D Preferred Stock, respectively.

Series F Preferred Stock

The number of shares of Series F Preferred Stock designated is 140,000 and each share of Series F Preferred Stock has par value of $0.01, a liquidation preference of $1,000 and PIK dividends at 12%. The Series F Preferred Stock will rank senior to the Corporation’s Common Stock and on parity with all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank on parity with the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Corporation; and (iii) junior to all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank senior to the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Company.

Holders of shares of the Series F Preferred Stock are entitled to receive payment-in-kind dividends payable only in additional shares of Series F Preferred Stock (“PIK Dividends”) at rate of 12% per annum.

The Series F Preferred Stock will be convertible into common stock of the Company upon the listing of the Company’s stock on any of the following trading markets: the NYSE, the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, or the Nasdaq Global Select Market. The conversion price will be calculated as 65% of the volume-weighted average price of the Company’s common stock on the conversion date. The number of shares issuable upon conversion will be calculated as the liquidation preference of the Series F Preferred stock plus any accrued but unpaid dividends divided by the conversion price.

There are no shares of Series F shares outstanding as of December 31, 2024, or September 30, 2025.

Series X Preferred Stock

The Company has 42,103 and 19,703 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of September 30, 2025, and December 31, 2024, respectively. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Beginning in October 2024, the Company elected to use the closing stock price on the 15th of each month. Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.

During the nine months ended September 30, 2025, the Company issued 2,400 shares of Series X Preferred Stock to the newly elected director of the Company for compensation in lieu of services in the amount of $60,000.

During the nine months ended September 30, 2025, the Company issued 20,000 shares of Series X Preferred Stock to an institutional investor and consultant for compensation in lieu of services in the amount of $500,000.

The Company accrued dividends in the amount of $42,609 on the Series X Preferred Stock for the nine months ended September 30, 2025. As of September 30, 2025, and December 31, 2024 the Company had $0 in accrued dividends on the Series X Preferred Stock.

Warrants

The Company has announced that it intends to cancel all outstanding warrants, and certain language to complete this has been added to all documents related to the conversion of outstanding debts, notes, accounts payable and other senior securities. The following table summarizes the warrants outstanding on September 30, 2025, and the related prices for the warrants to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$25.00	5,556	1.61	25.00	5,556	25.00
$37.50	32,000	1.25	37.50	32,000	37.50
	37,556	1.30	$35.65	37,556	$35.65

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2024	40,767	$35.13
Granted	-	$-
Cancelled	(3,211)	$(29.09)
Exercised	-	$-
Outstanding at September 30, 2025	37,556	$35.65

At September 30, 2025, there was no intrinsic value on the issued or vested warrants.

Note 14: Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.01; 9,762,258 were issued and outstanding at December 31, 2024.

Common Stock Transactions During the Year Ended December 31, 2024

During the year ended December 31, 2024, the Company issued 141,122 shares of common stock for dividends payable on its Series X Preferred Stock as discussed in further detail below. The price per share used in determining the number of shares issued was $.80 through September 30, 2024, and not the lower price that is called for in the certificate of designation, and then the Company used the stock price on the 15th day of each month to determine the number of shares issuable for the final three months of 2024.

During the year ended December 31, 2024, the Company issued 525,000 shares of common stock in aggregate to its advisory board consisting of seven (7) individuals, with 75,000 shares issued to each. The Company recorded a compensation expense of $212,513 based on the closing stock price on the date of issuance.

During the year ended December 31, 2024, the Company issued 750,000 shares of common stock in aggregate to its board of directors consisting of three (3) individuals, with 250,000 shares issued to each. The Company recorded a compensation expense of $228,000 based on the closing stock price on the date of issuance.

During the year ended December 31, 2024, the Company issued 300,000 shares of common stock to outside consultants for services performed. The Company recorded a compensation expense of $94,000 based on the closing stock price on the date of issuance.

During the year ended December 31, 2024, the Company issued 237,349 shares of common stock for the settlement of outstanding payables with unrelated third parties. The Company valued the shares based on the closing stock price on the date of issuance and recorded a gain on settlement of $1,040,863.

During the year ended December 31, 2024, the Company issued 154,107 shares of common stock for the settlement of outstanding notes payables and accrued interest with unrelated third parties. The Company valued the shares based on the closing stock price on the date of issuance and recorded a gain on settlement of $485,212.

During the year ended December 31, 2024, the Company issued 79,298 shares of common stock for the settlement of outstanding notes payables and accrued interest with related parties. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

During the year ended December 31, 2024, the Company issued 2,007,425 shares of common stock for the conversion of Series D, Series F, and Series X preferred shares along with associated accrued dividends. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

Common Stock Transactions During the Year Ended December 31, 2023

During the year ended December 31, 2023, the Company issued 28,275 shares of common stock for dividends payable on its Series X Preferred Stock as discussed in further detail below. The price per share used in determining the number of shares issued was $.80, and not the lower price that is called for in the certificate of designation.

During the year ended December 31, 2023, the Company issued 300,000 shares of common stock to an outside consultant for services performed. The Company recorded a compensation expense of $897,000 based on the closing stock price on the date of issuance.

During the year ended December 31, 2023, the Company issued 57,138 shares of common stock for the conversion of principal and accrued interest on a convertible note payable. These conversions were made pursuant to the terms of the convertible note agreement and no gain or loss was recognized on these transactions.

During the year ended December 31, 2023, the Company issued 247,776 shares of common stock at a price of $0.80 per share for accounts payable in the amount of $105,089. The Company valued the shares based on the closing stock price on the date of issuance and recorded a gain on settlement of 185,487.

Effective June 30, 2023, the Company issued 2,926 shares of common stock at a price of $12.50 to a previous board member for the conversion of accounts payable in the amount of $36,575. These shares had been carried on the Company balance sheet as Common Stock Subscribed.

On May 5, 2023, the Company issued 2,552 shares of common stock to a vendor at a price of $0.85 per share, and on May 9, 2023, the Company issued 19,622 shares of common stock at a price of $0.85 per share to the Michael C. Howe Living Trust (the “Howe Trust”), an entity controlled by a related party. These shares were issued in satisfaction of a vendor dispute. The shares issued to the Howe Trust were reimbursement for shares previously issued to the vendor by the Howe Trust with regard to this dispute. There was no gain or loss recorded on these transactions.

Effective September 29, 2023, the Company’s now former Chief Operating Officer and now former board member converted a note in the amount of $18,750, accrued interest of $2,101, accrued salary of $64,434, and board of director fees of $60,000 (a total of $145,285) at a price of $0.80 per share into 181,606 shares of the Company’s common stock. A gain in the amount of $138,531 was recorded on this transaction.

Preferred Stock

We have authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 3,000,000 shares of series A stock, 3,000,000 shares of Series C Preferred, 10,000,000 shares of Series D Preferred, 10,000 shares of Series E Preferred, 140,000 shares of Series F Preferred, and 31,427 shares as Series X Preferred Stock.

Series C Preferred Stock

The Series C Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of 100% of the stated value plus accrued but unpaid dividends, accrued dividends at the rate of 6% on $1.05 per share, and converts into common shares at a rate of $0.25 per share. The Series C ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series C Preferred Stock. Each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such a holder. The Company had no shares of Series C Preferred Stock outstanding at December 31, 2024, and the Series C were extinguished.

The Company accrued dividends in the amount of $17,603 on the Series C Preferred Stock during the year ended December 31, 2023.

On April 11, 2023, a total of 1,047,619 shares of Series C Preferred Stock with a stated value of $1,100,000, accrued dividends in the amount $171,109, and equity investment incentives in the amount of $1,016,888 were exchanged for 2,289 shares of Series F Preferred Stock.

Series D Preferred Stock

The Series D Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of 100% of the stated value plus accrued but unpaid dividends, accrued dividends at the rate of 6% on $1.05 per share, and converts into common shares at a rate of $0.25 per share. The Series D ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series C Preferred Stock. Each holder of our Series D Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder. The Company had 25,000 shares of Series D Preferred Stock outstanding at December 31, 2024.

Series D Preferred Stock Transactions During the Year Ended December 31, 2024

During the year ended December 31, 2024, a holder of 100,000 shares of Series D preferred shares along with $18,175 of accrued dividends agreed to convert the shares into 30,802 common shares at a conversion rate of $4 per common share. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

The Company accrued dividends in the amount of $14,172 on the Series D Preferred Stock for the year ended December 31, 2024. As of December 31, 2024, the Company had $5,049 in accrued dividends on the Series D Preferred Stock.

Series D Preferred Stock Transactions During the Year Ended December 31, 2023

The Company accrued dividends in the amount of $85,541 on the Series D Preferred Stock.

On April 11, 2023, a total of 2,350,000 shares of Series D Preferred Stock with a stated value of $2,467,500, accrued dividends in the amount $215,659, and equity investment incentives in the amount of $1,371,846 were exchanged for 4,055 shares of Series F Preferred Stock. There was no gain or loss recorded in connection with these transactions.

On December 8, 2023, Mr. Howe exchanged (i) 500,000 shares of Series D Preferred Stock with a stated value of approximately $0.5 million and accrued dividends of approximately $67,000, and (ii) accrued salary owed to Mr. Howe in the amount of approximately $38,000 plus a conversion incentive of 65% or approximately $25,000 for 655 shares of the Company’s Series F Preferred Stock with a liquidation value of approximately $0.6 million. Other than the conversion of incentive of $25,000, there was no gain or loss recorded on this transaction.

Series F Preferred Stock

On March 23, 2023, the Company filed a Certificate of Designations, Preferences and Rights of Series F 12% PIK $0.01 par value Convertible Perpetual Preferred Stock with the Delaware Secretary of State. The number of shares of Series F Preferred Stock designated is 140,000 and each share of Series F Preferred Stock has a liquidation preference of $1,000. The Series F Preferred Stock will rank senior to the Corporation’s Common Stock and on parity with all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank on parity with the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Corporation; and (iii) junior to all Preferred Stock of the Corporation with terms specifically providing that such Preferred Stock rank senior to the Series F Preferred Stock with respect to rights to the distribution of assets upon any liquidation, dissolution or winding up of the Company.

Holders of shares of the Series F Preferred Stock are entitled to receive payment-in-kind dividends payable only in additional shares of Series F Preferred Stock (“PIK Dividends”) at rate of 12% per annum.

The Series F Preferred Stock will be convertible into common stock of the Company upon the listing of the Company’s stock on any of the following trading markets: the NYSE, the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, or the Nasdaq Global Select Market. The conversion price will be calculated as 65% of the volume-weighted average price of the Company’s common stock on the conversion date. The number of shares issuable upon conversion will be calculated as the liquidation preference of the Series F Preferred stock plus any accrued but unpaid dividends divided by the conversion price.

There are no shares of Series F Preferred Stock outstanding at December 31, 2024.

Series F Preferred Stock Transactions During the Year Ended December 31, 2024

On May 17, 2024, the holders of approximately 54.90% of the Series F Preferred shares, having met in person on May 8, 2024, have granted consent to the following modification to the terms of the Series F Preferred, effective May 15, 2024 all dividends, and any obligation to pay dividends shall cease. Any dividends accrued until May 15, 2024, shall be issued as noted in the original certificate of designation.

During the year ended December 31, 2024, holders of 8,333 shares of Series F preferred shares along with $899,607 of accrued dividends and 87,884 of accrued compensation, agreed to convert the shares into 1,889,835 common shares at a conversion rate of $4 per common share. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

The Company accrued dividends in the amount of $941,713 on the Series F Preferred Stock for the year ended December 31, 2024. As of December 31, 2024, the Company had $0 in accrued dividends on the Series F Preferred Stock.

Series F Preferred Stock Transactions During the Year Ended December 31, 2023

On April 11, 2023, the Company issued a total of 8,116 shares of Series F Preferred Stock at its liquidation value of $1,000 per share to nine investors upon the conversion of notes payable. The total amount converted was $8,111,334, consisting of principal $3,602,059, default penalties of $888,889, fees of $60,000, accrued interest of $365,012, and equity investment incentives of $3,195,374. Other than the equity investment incentive, there were no gains or losses recorded in connection with these transactions. See note 10.

On April 11, 2023, the Company issued a total of 2,289 shares of Series F Preferred Stock at its liquidation value of $1,000 per share to two investors upon the conversion of Series C Preferred Stock. The total amount converted was $2,287,997, consisting of the Series C Preferred Stock stated value of $1,100,000, accrued dividends of $171,109, and equity investment incentives of $1,016,888. Other than the equity investment incentive, there were no gains or losses recorded in connection with these transactions.

On April 11, 2023, the Company issued a total of 4,055 shares of Series F Preferred Stock to two investors at its liquidation value of $1,000 per share upon the conversion of Series D Preferred Stock. The total amount converted was $4,055,005 consisting of the Series D Preferred Stock stated value of $2,467,500, accrued dividends of $215,659, and equity investment incentives of $1,371,846. Other than the equity investment incentive, there were no gains or losses recorded in connection with these transactions.

On April 11, 2023, the Company sold a total of 1,746 shares of Series F Preferred Stock to three investors at its liquidation value of $1,000 per share for cash. The total value of Series F Preferred Stock of issued was $1,745,000 consisting of cash proceeds of $900,000 and an equity investment incentive of $845,000, less costs of $161,500. Other than the equity investment incentive, there were no gains or losses recorded in connection with these transactions.

On June 29, 2023, the Company issued a total of 147 shares of Series F Preferred Stock at its liquidation value of $1,000 per share to two service providers for accounts payable in the amount of $146,214. There was no gain or loss recorded on these transactions.

On September 29, 2023, the Company issued a total of 2,138 shares of Series F Preferred Stock to three related parties at its liquidation value of $1,000 per share upon the conversion of notes payable in the amount of $601,839, premium on notes payable of $78,087, accrued interest of $124,777, accrued salary of $376,625, accrued board fees of $112,500, and equity investment incentives of $843,228. Other than the equity investment incentives, there were no gains or losses recorded in connection with these transactions.

On September 29, 2023, the Company issued a total of 911 shares of Series F Preferred Stock to two investors at its liquidation value of $1,000 per share upon the conversion of notes payable in the aggregate amount of $414,118, premium on notes payable in the aggregate amount of $41,412, accrued interest in the aggregate amount of $84,187, and fees of $10,000, and equity investment incentive of $360,385. Other than the equity investment incentive, there were no gains or losses recorded in connection with these transactions.

Series X Preferred Stock

The Company has 19,703 and 24,227 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of December 31, 2024, and December 31, 2023. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Beginning in July 2023, the Company elected to use a price per share of $.80, a 20% discount to the average price of its common stock of $1.00, before the trading of its common stock was moved to the OTC Expert Market system. This policy continued through September 30, 2024. During the last quarter of 2024, the Company returned to using the closing stock price on the 15th of each month. Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.

During the year ended December 31, 2024, the Company issued 7,200 shares of Series X Preferred Stock to the officers and directors of the Company for compensation in lieu of services in the amount of $180,000 in aggregate, or $60,000 for each of the three (3) directors.

During the year ended December 31, 2024, the Company issued 141,122 shares of restricted common stock for the payment of dividends due for its Series X Preferred stock as noted above.

During the year ended December 31, 2024, holders of 11,724 shares of Series X preferred shares agreed to convert the shares into 86,788 common shares at a conversion rate of $4 per common share. The Company recorded the settlement as contributions of capital and no gain or loss was recorded.

The Company accrued dividends in the amount of $71,240 on the Series X Preferred Stock for the year ended December 31, 2024. As of December 31, 2024, the Company had $0 in accrued dividends on the Series X Preferred Stock.

During the year ended December 31, 2023, the Company accrued dividends on its Series X Preferred Stock in the total amount of $60,564.

During the year ended December 31, 2023, the Company issued a total of 28,275 shares of common stock for accrued dividends on its Series X Preferred Stock. Of this amount, a total of 3,739 shares were issued to officers and directors, 14,586 were issued to a related party shareholder, and 9,950 were issued to non-related parties.

Stock Options

On January 21, 2021, the Company filed a Form S-8 containing the Mitesco Omnibus Securities and Incentive Plan (“the Plan”) with the SEC. In Sections 4.2 and 4.3 of the Plan it is noted that the Board of Directors has the authority for the administration of the Plan. On January 7, 2024, the Board of Directors voted to a) cancel, revoke and terminate any previously issued options that have not already been exercised. For a number of technical reasons, the Plan is no longer valid, and in addition to cancellation of any outstanding options, the Board has voted to formally terminate the Plan as of January 7, 2024.

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2022	310,692	$10.01
Granted	-	-
Cancelled/Expired	(209,758)	$10.00
Exercised	-	-
Outstanding at December 31, 2023	100,934	$10.05
Granted	-	-
Cancelled/Expired	(100,934)	$10.05
Exercised	-	-
Outstanding at December 31, 2024	-	$-
Options vested and exercisable	-	$-

Warrants

The Company has announced that it intends to cancel all outstanding warrants, and certain language to complete this has been added to all documents related to the conversion of outstanding debts, notes, accounts payable and other senior securities. The following table summarizes the warrants outstanding on December 31, 2024, and the related prices for the warrants to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$25.00	7,717	2.04	25.00	7,717	25.00
37.50	33,050	1.93	37.50	33,050	37.50
	40,767	1.95	$31.26	40,767	$31.26

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2022	672,334	$30.68
Granted	874	$2.50
Exercised	-	$-
Outstanding at December 31, 2023	673,208	$30.64
Granted	-	$-
Cancelled	(632,441)	$(29,87)
Exercised	-	$-
Outstanding at December 31, 2024	40,767	$35.13

During the year end December 31, 2024, in connection with the settlements of debt, Series D preferred and Series F preferred, the investors also agreed to cancel their outstanding warrants in connections with the settlement transactions.

At December 31, 2024, there was no intrinsic value on the issued or vested warrants.